UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

ITEM 1.  SHAREHOLDERS REPORT.

-----------------------------------------------------------------------------aai

Shareholders Report                                            December 31, 2006


                                                                       armstrong
                                                                      associates
                                                                            inc.

armstrong associates inc.-------------------------------------------------------


Management Report to Shareholders

On December 31, 2006, Armstrong Associates, Inc. had a total market value of $17,857,356 and a per share price of $12.73. Prior to the calendar year-end a capital gains distribution of $0.41 per share and an income dividend of $0.02 per share were made to Armstrong's shareholders. Armstrong's total investment return for the calendar year, assuming the reinvestment of the distributions, was +6.95%.

The U.S. investment markets were fairly mixed during the first 3 quarters of calendar 2006 and representative market indices showed little progress; however, the year ended on a stronger note, responding to, among other things, declining oil prices and a more comfortable outlook for interest rates. Within this market environment the investment results for U.S. growth stocks in general lagged the overall market despite generally positive corporate operating results. According to Lipper Analytical Services, a mutual fund statistical service, the Large-Cap Growth mutual fund category had an average total return of +5.6% for the year while the Multi-Cap Growth category had an average return of +8.2%. In terms of broad market indexes, the capitalization-weighted Standard & Poors' 500 Index had a strong total return of +15.79% and the capitalization-weighted NASDAQ-100 Index had a gain (price only) of +6.79% for the year.

Iraq, along with other international trouble spots, domestic political discord, inflation concerns and energy price uncertainties can all be included in the short list of top investor concerns. On the positive side of the ledger, overall strength has been seen for the U.S. economy and there appears to be a growing investor sense that the current favorable economic climate might be sustainable for a longer period than expected. Our view is that a positive investment position is the best course at this time. While equity investment markets can be expected to continue to be volatile, changeable and, at times, uncomfortable, we believe diversified investments in strong, growing companies will provide attractive long term investment results.

Please call or write if you have any questions concerning your Armstrong investment.

Sincerely,


/s/ C. K. Lawson

C. K. Lawson
February 16, 2007

-----------------------------------------------------------------------------aai

The Basis for the Selection of Portfolios, Inc. as Adviser for the Fund

The Board of Directors' decision to renew Armstrong's investment advisory agreement with Portfolios, Inc., made by the Independent Directors of the Board on September 19, 2006, was based on a number of factors.

The investment objectives and restrictions included in the Fund's prospectus and the relative performance achieved for the shareholders were reviewed. The Board concluded that Portfolios had adhered to the investment specifications included in the Fund's prospectus and, within that framework, had provided satisfactory long term investment results for the Fund's shareholders.

The Board's consideration of Portfolios' investment management fee and the related expense ratio of the Fund found that in comparison to stand-alone funds of comparable size the comparison was satisfactory. The Board further considered that the administrative and transfer agent services that Portfolios provided Armstrong had been done efficiently and were also provided at reasonable cost when compared to alternatives that had been considered at various times in previous years.

On review of the profitability of the Fund's investment advisory agreement to Portfolios, Inc., the Board took into consideration the investment management services provided by the advisor, the staffing required for the advisor to provide the services, the administrative and transfer agent services that were provided, including staffing and equipment expenses, and the substantial additional services not required under any of the agreements that were provided by Portfolios which resulted in significant cost savings for the Fund. The Board's conclusion was that the investment advisory agreement and related agreements with Portfolios, Inc. did not result in excessive profits to Portfolios, Inc., and were reasonable.

Regarding the potential of "economies of scale" that could result from future growth in total assets of the Fund, the Board's review of the issue had concluded that the annual investment advisory agreement renewal process allowed the Board the continuing opportunity to address the appropriateness of Portfolios' management fees annually and instigate changes if and when necessary.

The Board believes that the management of the Fund by Portfolios, which had been directly involved with the management and administration of Armstrong for approximately 39 years, provides the advantage of an unusual level of continuity for the Fund's shareholders. In addition, the Board considers that having Portfolios handle the administrative and transfer functions results in a high level of focus on controls which is beneficial to the operation of the Fund.

Having considered these various factors in detail numerous times, and seeing no substantive changes in the factors reviewed, the Independent Directors of the Board agreed that it was in the best interest of the Fund and its shareholders to renew the Investment Advisory, Administrative and Transfer Agent Agreements with Portfolios, Inc.

armstrong associates inc.-------------------------------------------------------

About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The Example is based on an investment of $1,000 invested at the beginning of the Fund's fiscal year on June 30, 2006 and held through December 31, 2006, the six months covered by this semiannual report.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                  Beginning          Ending
                                Account Value     Account Value     Expenses Paid
                                June 30, 2006   December 31, 2006   During Period*
------------------------------------------------------------------------------------
Actual                             $1,000.00         $1,055.78            $6.27
Hypothetical                       $1,000.00         $1,018.88            $6.12
 (5% return before expenses)
------------------------------------------------------------------------------------

*Expenses are equal to Armstrong Associates annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 days.

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Statement of Net Assets -- December 31, 2006


Assets:
   Investment in securities at market value                        $ 17,867,676
   Cash held by custodian                                                53,143
   Prepaid expenses                                                       2,764
   Interest receivable                                                    1,134
   Dividends receivable                                                  16,610
   Receivable for fund shares purchased                                  16,475
   Receivable for sale of portfolio securities                               --
----------------------------------------------------------------   ------------
      Total Assets                                                 $ 17,957,802

Liabilities:
   Accounts payable and accrued expenses                                 12,477
   Payable for fund shares redeemed                                      87,969
   Payable for purchase of portfolio securities                              --
----------------------------------------------------------------   ------------
      Total Liabilities                                                 100,446
----------------------------------------------------------------   ------------
Total net assets -- equivalent to $12.73 per share
   with 1,402,647 shares outstanding                               $ 17,857,356
================================================================   ============

The accompanying notes are an integral part of these financial statements.

armstrong associates inc.-------------------------------------------------------

Statement of Changes in Net Assets -- 6 Months Ended December 31, 2006

Operations:
   Net investment income                                           $     12,680
   Net realized gains from security transactions                        162,689
   Increase in unrealized appreciation of investments                   774,479
----------------------------------------------------------------   ------------

      Net increase in net assets resulting from operation               949,848
Distributions to shareholders
   Dividends paid from net investment income                             27,412
   Distributions from net realized gains                                561,938
----------------------------------------------------------------   ------------
                                                                        589,350
----------------------------------------------------------------   ------------
Capital share transactions
   Net proceeds from sale of capital stock                               68,459
   Net asset value of shares issued to shareholders in
      reinvestment of net investment income and net
      realized gains on security transactions                           566,476
----------------------------------------------------------------   ------------
                                                                        634,935
   Less cost of shares repurchased                                      644,325
----------------------------------------------------------------   ------------
                                                                         (9,391)
----------------------------------------------------------------   ------------
      Net increase in net assets                                        351,108
----------------------------------------------------------------   ------------
Net assets:
   Beginning of period                                               17,506,250
----------------------------------------------------------------   ------------
   End of period                                                   $ 17,857,356
================================================================   ============

The accompanying notes are an integral part of these financial statements.

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Statement of Operations -- 6 Months Ended December 31, 2006

Investment income
      Dividends                                                                    $    108,521
      Interest                                                                            8,967
----------------------------------------------------------------                   ------------
          Total income                                                                  117,488
----------------------------------------------------------------                   ------------
   Operating expenses
      Advisory and management fees                                 $     70,706
      Administrative fees                                                 7,937
      Custodian fees                                                      4,253
      Transfer agent fees                                                 4,635
      Registration fees, licenses and other                               2,647
      Legal fees                                                            186
      Accounting fees                                                     5,547
      Director's fees                                                     4,637
      Reports and notices to shareholders                                 4,439
      Insurance                                                             452         104,808
----------------------------------------------------------------                   ------------
          Net investment income                                                          12,680
----------------------------------------------------------------                   ------------
Realized and unrealized gains and losses on investments
   Realized gains from security transactions
   (excluding short-term obligations)
      Proceeds from sales                                                               467,622
      Cost of securities sold                                                           304,934
----------------------------------------------------------------                   ------------
          Net realized gains from security transactions                                 162,689
----------------------------------------------------------------                   ------------
   Unrealized appreciation (depreciation) of investments
      Beginning of period                                                             7,586,102
      End of period                                                                   8,360,581
----------------------------------------------------------------                   ------------
         Increase/decrease in unrealized appreciation                                   774,479
----------------------------------------------------------------                   ------------
         Net realized and unrealized gain on investments                                937,168
----------------------------------------------------------------                   ------------
         Increase in net assets from operations                                    $    949,848
================================================================                   ============

The accompanying notes are an integral part of these financial statements.

armstrong associates inc.-------------------------------------------------------


Portfolio of Investments in Securities -- December 31, 2006

No. of
shares      Industry & Issue                                  Cost      Market value  % of assets
-------------------------------------------------------------------------------------------------
            Aerospace, Industrial Products &
              Materials (10.6%)
   5,000      The Boeing Company                         $   293,580    $    444,200     2.5%
   4,000      Caterpillar, Inc.                              267,040         245,320     1.4
  12,000      Praxair, Inc.                                  212,890         711,960     4.0
   8,000      United Technologies Corporation                254,750         500,160     2.8

            Broadcasting, Media & Advertising (6.6%)
   5,000      Omnicom Corporation                            275,750         522,700     2.9
  30,000      Time Warner, Inc.                              208,193         653,400     3.7

            Business Services & Products (10.2%)
  15,000      Avery Dennison Corporation                     211,200       1,018,950     5.7
  10,500      Iron Mountain, Inc.                            265,081         434,070     2.4
  13,500      Staples, Inc.                                  175,875         360,450     2.0

            Communications & Related (2.5%)
   5,000      ESCO Technology                                253,037         227,200     1.3
  12,000      Corning, Inc                                   65,522          224,520     1.3

            Computer, Software & Related (7.5%)
  10,000      Cisco Systems, Inc.                            176,200         273,300     1.5
   8,000      Dell, Inc.                                     232,103         200,720     1.1
  10,000      Intel Corporation                              169,100         202,500     1.1
   6,000      Intuit, Inc.                                   268,337         366,120     2.1
  10,000      Microsoft, Inc.                                267,700         298,600     1.7

            Consumer Discretionary (12.4%)
  14,000      Brinker International, Inc.                    260,961         633,360     3.5
  20,000      Pepsico, Inc                                   116,802       1,251,000     7.0
   8,000      Royal Caribbean Cruises, Ltd                   203,564         331,040     1.9

            Consumer Staples (8.8%)
   8,000      CVS Corporation                                233,482         247,280     1.4
   6,000      Kimberly Clark Corporation                     227,121         407,700     2.3
   7,051      Procter & Gamble                               166,636         453,168     2.5
  10,000      Wal-Mart Stores, Inc                           123,000         461,800     2.6

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

No. of
shares      Industry & Issue                                  Cost      Market value  % of assets
-------------------------------------------------------------------------------------------------
           Diversified Operations (3.2%)
   7,000      General Electric                              239,820          260,470     1.5
  10,000      Tyco International                            288,222          304,000     1.7

            Energy & Related (9.0%)
   8,000      Basic Energy Services                         182,756          197,200     1.1
   5,000      Fluor Corporation                             303,002          408,250     2.3
   5,500      Halliburton Company                           238,361          341,550     1.9
   5,000      Pogo Producing Company                        256,258          242,200     1.4
   5,000      Weatherford International, Inc.               284,734          417,900     2.3

            Environmental Services (4.9%)
  12,000      Waste Connection, Inc.                        241,040          498,600     2.8
  10,000      Waste Management, Inc                         309,300          367,700     2.1

            Financial Services (4.3%)
   8,000      Bank of America Corporation                   240,350          427,120     2.4
   7,000      First Data Corporation                        152,048          178,640     1.0
   7,000      Western Union                                 127,584          156,940     0.9

            Internet Related (2.4%)
   6,000      Amazon.Com, Inc.                              286,996          236,760     1.3
   7,500      Yahoo, Inc.                                   260,835          191,550     1.1

            Medical & Related (12.4%)
  15,000      Abbott Laboratories                            85,518          730,650     4.1
   6,000      AMGEN, Inc                                    243,090          409,860     2.3
  20,000      Medtronics, Inc.                              190,438        1,070,200     6.0

            Transportation Services (4.0%)
   3,500      United Parcel Service                         261,967          262,430     1.5
   5,000      UTI Worldwide, Inc.                           157,229          448,500     2.5
CASH, SHORT TERM DEBT AND RECEIVABLES LESS LIABILITIES      247,639          237,318     1.3
---------------------------------------------------------------------------------------------
Total Net Assets                                         $9,507,108     $ 17,857,356   100.0%
=============================================================================================

The accompanying notes are an integral part of these financial statements.

armstrong associates inc.-------------------------------------------------------

Notes to Financial Statements -- December 31, 2006

Note A -- Nature of Operations and Summary of Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under The Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (i), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (ii), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

      Investment transactions are recorded on the basis of trade date, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of American requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of December 31, 2006, the Company qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

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Note C -- Purchases and Sales of Securities

      For the six months ended December 31, 2006, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $233,481 and $467,622, respectively.

      The Company paid total brokerage commissions aggregating $2,160 in the six months ended December 31, 2006 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the six months ended December 31, 2006, investment advisory fees to Portfolios amounted to $70,076. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the six months ended December 31, 2006.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $4,635 were incurred by the Company for the six months ended December 31, 2006. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At December 31, 2006, the Company owed Portfolios $14,410 in accrued investment advisory fees, transfer agent fees and administrative fees.

Note E -- Capital Stock

      On December 31, 2006, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,370,340. Transactions in capital stock for the 6 months ended December 31, 2006 and 2005 were as follows:

                                                       2006        2005
-----------------------------------------------    --------    --------
Shares sold                                           5,321      16,201
Shares issued as reinvestment of dividends           43,981      38,578
-----------------------------------------------    --------    --------
                                                     49,302      54,779
Shares redeemed                                     (50,338)    (30,630)
-----------------------------------------------    --------    --------
  Net increase (decrease) in shares outstanding      (1,036)     24,149
===============================================    ========    =========

Note F -- Distributions to Shareholders

      The tax character of distributions paid during the six months ended December 31 was as follows:



                                     2006                   2005
------------------------------------------------------------------------
                              Amount    Per share    Amount    Per share
------------------------    ----------  ---------  ----------  ---------
 Distributions paid from
   Ordinary income          $   27,412    $ .02    $   42,007    $ .03
   Capital gains               561,938    $ .41       462,082    $ .33
------------------------    ----------  ---------  ----------  ---------
                            $  589,350    $ .43    $  504,089    $ .36
========================    ==========    =====    ==========    =====

Officers and Directors

C.K. Lawson                             R.H. Stewart Mitchell
President, Treasurer and Director.      Director
                                        Private Investor
Candace L. Bossay
Vice President and Secretary            Cruger S. Ragland
                                        Director
Eugene P. Frenkel, M.D.                 Retired President,
Director                                Ragland Insurance Agency, Inc.
Professor of Internal Medicine and
Radiology                               Ann D. Reed
Southwestern Medical School             Director
                                        Private Investor
Douglas W. Maclay
Director
President, Maclay Properties Company

---------------------------------------------------------------------------------------------------
Custodian                        Transfer Agent     Auditors                     Investment Advisor
Union Bank of California, N.A.   Portfolios, Inc.   Farmer, Fuqua & Huff, P.C.   Portfolios, Inc.
San Francisco, California        Dallas, Texas      Plano, Texas                 Dallas, Texas
---------------------------------------------------------------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



                                   ---------
                                      aai
                                   ---------
                           armstrong associates inc.


            750 N. St. Paul    Suite 1300    Dallas, Texas 75201-3250
                       (214)720-9101    (214)871-8948 FAX

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2005, through June 30, 2006, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - not applicable at this time.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 1, 2007